Business Combinations & Asset Acquisitions (Details) - Schedule of Business Acquisitions	12 Months Ended
Dec. 31, 2022 USD ($)
Total Consideration Paid
Closing cash price	$ 3,400,000
Total purchase price	$ 3,400,000